Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class A/MERFX) at POP
Average Annual Return, Percent	[1],[2]	2.17%	2.01%	3.34%
Without Sales Load [Member] | C000129310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class I/MERIX) at NAV
Average Annual Return, Percent	[3]	8.41%	3.47%	4.24%
Without Sales Load [Member] | C000014124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class A/MERFX) at NAV
Average Annual Return, Percent	[4]	8.11%	3.17%	3.93%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA U S Treasury Bill 3 Month Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Average Annual Return, Percent		4.18%	3.17%	2.18%

[1]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.